Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	$ 8,607	$ 7,690	$ 6,908	$ 6,806
Lease liabilities	1,464	1,555
Share-based compensation	620	780	$ 832	$ 489
Transportation and processing contracts	58	87
Risk management	8	4
Other	80	73
Other liabilities	10,837	10,189
Less: current portion	1,535	1,503
Other long-term liabilities	$ 9,302	$ 8,686